Income Taxes (Details) - Schedule of changes in unrecognized tax benefits - Manscaped Holdings, LLC [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Income Taxes (Details) - Schedule of changes in unrecognized tax benefits [Line Items]
Balance at beginning of period
Additions related to current period tax positions
Additions related to prior period tax positions	204
Reductions related to prior period tax positions
Balance at end of period	$ 204